Borrowings, other debts and derivative liabilities - Summary of Fair Value of Derivative Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 9,086	¥ 9,996
Conversion feature of Yoken Series A-1 Warrant
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 9,086	9,362
Series E Warrant
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability		444
Forward exchange swap [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability		¥ 190